Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to FORM F-4
Entity Registrant Name	Super Group (SGHC) Limited
Entity Central Index Key	0001878057
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Bordeaux Court, Les Echelons
Entity Address, City or Town	St. Peter Port
Entity Address, Postal Zip Code	GY1 1AR
Entity Address, Country	GG
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	850 Library Avenue #204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Entity Address, State or Province	DE
Contact Personnel Name	Donald J. Puglisi
City Area Code	302
Local Phone Number	738-6680